Share-Based Compensation - Summary of Non Vested Restricted Share Activity (Details) - ¥ / shares		12 Months Ended
	Dec. 29, 2023	Dec. 31, 2023
Number of non-vested restricted shares
Beginning Balance		89,855
Granted	223,297	228,297
Vested		(150,897)
Forfeited		(76,905)
Ending Balance		90,350
Weighted-average grant-date fair value
Beginning Balance		¥ 300.59
Granted		195.62
Vested		215.93
Forfeited		435.76
Ending Balance		¥ 196.65